Note 7 - Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule Of Prepaid Expenses And Other Current Assets [Table Text Block]
	December 31
	2020	2019

Other receivable (Note 11)	$1,482	$77
Prepaid expenses	724	767
Payment in advance	216	264
Interest receivable	101	131
VAT refunds receivable	1	10
Other	24	46

Total	$2,548	$1,295